Additional Information on Consolidated Loss - Narrative (Details) $ in Thousands, $ in Thousands	Mar. 31, 2022 CAD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)
Profit (loss) [Line Items]
Government grant	$ 239			$ 4,001
Alithya France SAS
Profit (loss) [Line Items]
Government grant		€ 410,600	$ 632